Related Party Balances and Transactions	12 Months Ended
Jul. 31, 2021
Note 7 - Related Party Balances and Transactions
7.	RELATED PARTY BALANCES AND TRANSACTIONS

(a)	Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The Company compensated key management personnel as follows:

	Year ended July 31,
	2021	2020	2019
Administrative fees	$4,350	$42,600	$23,238
Fees to the entity controlled by the Chief Financial Officer	$14,000	$-	$-

Administrative fees include salaries, director’s fees, and amounts paid to Hunter Dickinson Services Inc. (“HDSI”) (note 7(b)) for services provided to the Company by certain HDSI personnel who serve as directors or officers of the Company.

(b)	Entities with Significant Influence over the Company

Hunter Dickinson Inc. (“HDI”)

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary HDSI are private companies established by a group of mining professionals. HDSI provides services under contracts for a number of mineral exploration and development companies, and also to companies that are outsideof the mining and mineral development space. The Company acquires services from a number of related and arms-length contractors, and it is at the Company’s discretion that HDSI provides certain contract services.

The Company’s Chief Executive Officer, President, Chairman, Chief Financial Officer, and Corporate Secretary are employees of HDSI and work for the Company under an employee secondment arrangement between the Company and HDSI.

Pursuant to an agreement dated June 1, 2008, HDSI provides certain technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third party costs include, for example, directors and officers insurance. Third- party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company's transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days' notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Year ended July 31,
	2021	2020	2019
HDSI: Services received based on management services agreement	$49,397	$77,603	$50,406
HDSI: Office lease related expenses (accretion expenses, amortization of right-of-use assets under IFRS 16 and operating	6,342	-	-
costs not capitalized as right-of-use assets under IFRS 16)(note 12)
HDSI: Reimbursement of third party expenses paid	6,134	27,075	26,904
Total	$61,873	$104,678	$77,310

United Mineral Services

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by a key shareholder of the Company. UMS is engaged in the acquisition and exploration of mineral property interests.

	July 31, 2021	July 31, 2020
Balance payable to HDSI	$9,024	$75,832
Balance payable to United Mineral Services	15,786	-
Balance payable to a shareholder	557	-
Due to related parties	$25,367	$75,832